Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Public Offering [Abstract]
PUBLIC OFFERING

NOTE 3. PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 11,500,000 Units, inclusive of 1,500,000 Units sold to underwriters on April 14, 2021, upon the underwriters’ election to fully exercise their over-allotment option, at a purchase price of $10.00 per Unit. Each Unit consists of one ordinary share and one right (“Public Right”). Each Public Right entitles the holder to receive one-tenth (1/10) of one ordinary share at the closing of a Business Combination (see Note 7).

NOTE 3. PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 11,500,000 Units, inclusive of 1,500,000 Units sold to underwriters on April 14, 2021 upon the underwriters’ election to fully exercise their over-allotment option, at a purchase price of $10.00 per Unit. Each Unit consists of one ordinary share and one right (“Public Right”). Each Public Right entitles the holder to receive one-tenth of one ordinary share at the closing of a Business Combination (see Note 7).